Earnings/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2026
Profit or loss [abstract]
Schedule of Basic Earnings/(Loss) Per Share
	For the six months ended June 30,
	2025	2026
	RMB	RMB

From continuing operations attributable to the ordinary equity holders of the Company	0.0164	0.0002
From discontinued operations attributable to the ordinary equity holders of the Company	(0.0028)	0.0003
Total basic earnings per share attributable to the ordinary equity holders of the Company	0.0136	0.0005
	For the six months ended June 30,
	2025	2026
	RMB	RMB

From continuing operations attributable to the ordinary equity holders of the Company	(0.0049)	0.0002
From discontinued operations attributable to the ordinary equity holders of the Company	(0.0012)	0.0003
Total diluted (loss)/earnings per share attributable to the ordinary equity holders of the Company	(0.0061)	0.0005

Schedule of Reconciliations of Earnings used in Calculating Earnings/(Loss) Per Share
	For the six months ended June 30,
	2025	2026
	RMB‘000	RMB‘000
Basic earnings per share
Profit from continuing operations as presented in the statements of profit or loss	79,924	10,173
Less: Loss/(profit) from continuing operations attributable to non-controlling interests	14	(3,625)
Profit from continuing operations attributable to the ordinary equity holders	79,938	6,548

(Loss)/profit from discontinued operations as presented in the statements of profit or loss	(14,553)	9,607
Less: Loss/(profit) from discontinued operations attributable to non-controlling interests	687	(47)
(Loss)/profit from discontinued operations attributable to the ordinary equity holders	(13,866)	9,560

Profit attributable to the ordinary equity holders of the Company used in calculating basic earnings per share	66,072	16,108

	For the six months ended June 30,
	2025	2026
	RMB‘000	RMB‘000
Diluted (loss)/earnings per share
(Loss)/profit from continuing operations attributable to the ordinary equity holders:
Used in calculating basic earnings per share	79,938	6,548
Less: fair value changes of convertible instruments	(135,686)	—
Used in calculating diluted (loss)/earnings per share	(55,748)	6,548
(Loss)/profit from discontinued operations attributable to the ordinary equity holders	(13,866)	9,560
(Loss)/profit attributable to the ordinary equity holders of the Company used in calculating diluted (loss)/earnings per share	(69,614)	16,108

Schedule of Weighted Average Number of Ordinary Shares Denominator
	For the six months ended June 30,
	2025	2026

Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	4,868,638,378	34,811,881,233
Adjustments for calculation of diluted (loss)/earnings per share:
Share-based payments	320,689,995	264,402,620
Convertible bonds	6,175,974,524	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share	11,365,302,897	35,076,283,853